Segment information - Schedule of asset and income by segment (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	$ 6,913,628		$ 8,620,407
Non-current assets	4,941,690		5,066,477
Current liabilities	10,344,361		6,678,992
Non-current liabilities	0		0
Interest expense (income)	(2,584)	$ (19,157)
Total operating expenses	3,397,101	2,257,161
Net (loss) income	(8,804,191)	(2,244,597)
Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	3,018,151		3,432,340
Non-current assets	0		0
Current liabilities	0		0
Non-current liabilities	0		0
Interest expense (income)	(64,632)	(153,367)
Total operating expenses	322	195
Net (loss) income	64,310	153,172
Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	9,931,779		12,052,747
Non-current assets	4,941,690		5,066,477
Current liabilities	10,344,361		6,678,992
Non-current liabilities	0		$ 0
Interest expense (income)	(67,216)	(172,524)
Total operating expenses	3,397,423	2,257,356
Net (loss) income	$ (8,739,881)	$ (2,091,425)